Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Line of Credit
10. Line of Credit
The Company had a revolving line of credit agreement (“LOC”) of $5,000,000 with a maturity date of July 13, 2021. As of December 31, 2020, the outstanding balance on the revolving line credit was $3,012,000. In January 2021, the Company terminated the LOC and paid the total amount due of $3,012,000. The annual interest on advances under the LOC was equal to the LIBOR Daily Floating rate plus 0.75%.

10. Line of Credit
Line of Credit
Effective July 13, 2018, the Company entered into a $2,000,000 revolving line of credit agreement (“LOC”) with a bank. The LOC’s original maturity date was July 13, 2020 and has been extended to July 13, 2021. On October 31, 2019, the LOC was amended to increase the amount available under the LOC from $2,000,000 to $5,000,000. The Company has an outstanding balance on the revolving line credit of $3,012,000 and $2,317,000 as of December 31, 2020 and 2019, respectively. Prior to December 16, 2020, the majority member of the Company and his Family Trust were guarantors of, and the Family Trust were the pledger of collateral, for the Company’s obligations to the bank under the line of credit agreement. The annual interest on advances under the LOC is equal to the LIBOR Daily Floating rate plus 0.75%. See Note 16.